Segment and Geographic Reporting - Schedule of Geographical Information for Long Lived Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 2,147,530	$ 2,069,340
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,092,389	1,226,359
Non-United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	1,055,141	842,981
China
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	402,960	349,195
Malaysia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	196,543	87,783
Germany
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	189,281	209,593
Vietnam
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	65,565	20,707
Sweden
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	51,032	44,733
Switzerland
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	49,602	44,256
Philippines
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	25,406	11,217
United Kingdom
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	20,594	19,153
Korea
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	16,037	17,862
Australia
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	9,014	8,611
Taiwan
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	6,063	6,705
Other
Revenues from External Customers and Long-Lived Assets [Line Items]
Long-Lived Assets	$ 23,044	$ 23,166